Note 4 - Loans and Allowance for Loan Losses (Details) - Loans - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real estate mortgage loans:
Loans Gross	$ 307,741		$ 308,268			$ 300,229
Less undisbursed portion of loans in process	(5,824)		(3,325)			(7,142)
Principal loan balance	301,917		304,943			293,087
Deferred loan origination fees, net	548		506			341
Allowance for loan losses	(3,600)	$ (3,634)	(4,846)	$ (5,066)	$ (5,011)	(4,922)	$ (4,736)
Loans, net	$ 298,865		300,603			288,506
Real Estate Portfolio Segment [Member] | Commercial Real Estate Segment [Member]
Real estate mortgage loans:
Loans Gross			78,314			76,496
Commercial Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			28,282			21,956
Principal loan balance			28,282			21,956
Deferred loan origination fees, net			(7)			(9)
Allowance for loan losses			(1,480)			(1,446)	(1,223)
Consumer Portfolio Segment [Member]
Real estate mortgage loans:
Principal loan balance			34,683			33,486
Deferred loan origination fees, net			0			0
Allowance for loan losses			(275)			(289)	$ (291)
Residential Mortgage Segment [Member] | Real Estate Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			106,679			107,029
Land Segment [Member] | Real Estate Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			11,028			10,309
Residential Construction Segment [Member] | Real Estate Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			10,347			14,423
Commercial Real Estate Construction Segment [Member] | Real Estate Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			1,422			1,715
Home Equity And Second Mortgage [Member] | Consumer Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			37,513			34,815
Automobile Loan Segment [Member] | Consumer Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			25,274			23,983
Loans On Savings Accounts [Member] | Consumer Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			1,018			1,138
Unsecured Loan [Member] | Consumer Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			3,316			3,541
Other Consumer Loan [Member] | Consumer Portfolio Segment [Member]
Real estate mortgage loans:
Loans Gross			$ 5,075			$ 4,824